Financial Risk Management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 2,027,000	€ (1,951,000)
Fair value adjustment on derivative warrant liabilities		1,081,000
Capital commitments	€ 0	0
Percentage Of Increase Decrease In Warrant Price	1.00%
Warrants [member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	€ 22,000	31,000
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 2,168,000	€ 3,119,000